UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22576

Ranger Funds Investment Trust

(Exact name of registrant as specified in charter)

2828 Harwood Street

Suite 1900

Dallas, TX 75201

(Address of principal executive offices)

(Zip code)

National Corporate Research, Ltd.

615 South DuPont Highway

Dover, Delaware 19901

 (Name and address of agent for service)

With Copy to:

JoAnn M. Strasser, Thompson Hine LLP

41 South High Street, Suite 1700

Columbus, Ohio 43215

Registrant's telephone number, including area code: (214) 871-5200

Date of fiscal year end: July 31

Date of reporting period: October 31, 2019

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

Ranger Funds Investment Trust
Ranger Quest for Income and Growth Fund
Schedule of Investments
10/31/2019 (Unaudited)

Shares		Value

COMMON STOCKS - 72.08%

Banks - 8.06%
5,907	J.P. Morgan Chase & Co.	$ 737,902
14,548	Bank of America Corp.	454,916
		1,192,818
Capital Markets - 15.18%
3,720	CME Group, Inc. Class A	765,390
8,169	Blackstone Group, Inc. Class A*	434,264
9,080	Main Street Capital Corp. Class C	390,894
17,984	Ares Capital Corp.	329,107
18,280	Golub Capital BDC, Inc.	325,567
		2,245,222
Chemicals - 0.18%
1,012	Corteva, Inc.*	26,697

Communications Equipment - 2.99%
9,311	Cisco Systems, Inc.	442,366

Diversified Telecommunication Services - 12.59%
15,974	AT&T, Inc.	614,839
9,415	Verizon Communications, Inc.	569,325
278,140	HKT Trust & HKT, Ltd. (Hong Kong)	432,986
5,181	BCE, Inc. (Canada)	245,942
		1,863,092
Electric Utilities - 2.51%
3,943	Duke Energy Corp.	371,667

Food Products - 1.65%
10,033	Mowi ASA (Norway)	244,577

Insurance - 5.96%
71,531	Insurance Australia Group, Ltd. (Australia)	391,498
2,570	Swiss RE AG ORD (Switzerland) *	269,030
795	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany) *	220,700
		881,228
Marine - 1.52%
28,660	Costamare, Inc. ADR (Monaco)	225,268

Oil, Gas & Consumable Fuels - 3.16%
16,278	Royal Dutch Shell Plc. Class B (United Kingdom)	467,334

Pharmaceuticals - 2.87%
3,216	Johnson & Johnson	424,641

Semiconductors & Semiconductor Equipment - 3.37%
9,660	Taiwan Semiconductor Manufacturing Co., Ltd. ADR (Taiwan)	498,746

Software - 5.52%
5,693	Microsoft Corp.	816,205

Specialty Retail - 3.92%
2,472	Home Depot, Inc.	579,882

Wireless Telecommunication Services - 2.60%
26,890	Tele2 AB Class B (Sweden)	384,283

TOTAL FOR COMMON STOCKS (Cost $8,526,440) - 72.08%		10,664,026

REAL ESTATE INVESTMENT TRUSTS - 20.48%

Equity Real Estate Investment Trust - 11.45%
8,289	Prologis, Inc.	727,443
3,594	Crown Castle International Corp.	498,811
200,936	Ascendas Real Estate Investment Trust (Singapore) *	468,082
		1,694,336
Mortgage Real Estate Investment Trust - 9.03%
20,352	Blackstone Mortgage Trust, Inc. Class A	738,778
24,304	Starwood Property Trust, Inc.	597,878
		1,336,656

TOTAL FOR REAL ESTATE INVESTMENT TRUSTS (Cost $2,428,060) - 20.48%		3,030,992

PREFERRED STOCKS - 0.99%

Capital Markets - 0.99%
6,660	Goldman Sachs Group, Inc. 4.000% Perpetual	146,387

TOTAL FOR PREFERRED STOCKS (Cost $157,823) - 0.99%		146,387

MASTER LIMITED PARTNERSHIPS & PUBLICLY TRADED PARTNERSHIPS - 4.91%

Electric Utilities - 3.94%
11,604	Brookfield Infrastructure Partners, L.P. (Bermuda)	582,173

Oil, Gas & Consumable Fuels - 0.97%
11,404	Energy Transfer, L.P.	143,576

TOTAL FOR MASTER LIMITED PARTNERSHIPS & PUBLICLY TRADED PARTNERSHIPS (Cost $445,290) - 4.91%		725,749

SHORT TERM INVESTMENT - 1.63%
240,662	First American Government Obligation Fund - Class Z 1.70% ** (Cost $240,662)	240,662

TOTAL INVESTMENTS (Cost $11,798,275) - 100.09%		14,807,816

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.09%)		(12,934)

NET ASSETS - 100.00%		$ 14,794,882

ADR - American Depository Receipts.
* Non-income producing securities during the period.
**Variable rate security; the coupon rate shown represents the yield at October 31, 2019.
***At October 31, 2019 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $11,798,275 amounted to $3,009,541.

1. SECURITY TRANSACTIONS
At October 31, 2019 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $11,798,275 amounted to $3,009,541.

2. SECURITY VALUATION

All investments in securities are recorded at their estimated fair value. The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuating the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following table summarizes the inputs used to value the fund’s assets measured at fair value as of October 31, 2019:

Valuation Inputs of Assets	Level 1	Level 2	Level 3
Common Stocks	$10,664,026	$0	$0
Real Estate Investment Trusts	$3,030,992	$0	$0
Preferred Stocks	$146,387	$0	$0
Master Limited Partnerships & Publicly Traded Partnerships	$725,749	$0	$0
Short Term Investment	$240,662	$0	$0
Total	$14,807,816	$0	$0

Ranger Funds Investment Trust
Ranger Small Cap Fund
Schedule of Investments
10/31/2019 (Unaudited)

Shares		Value

COMMON STOCKS - 96.85%

Aerospace - 4.12%
34,520	Kratos Defense & Security Solutions, Inc. *	$ 651,738
7,280	Axon Enterprise, Inc. *	372,226
		1,023,964
Agriculture, Fishing & Ranching - 1.03%
2,941	Calavo Growers, Inc. *	255,073

Banks: Diversified - 1.98%
19,367	CenterState Bank Corp.	491,147

Back Office Support, HR & Consutling - 8.10%
19,329	WNS Holdings Ltd. ADR (India) *	1,195,305
10,624	Maximus, Inc.	815,286
		2,010,591
Banks: Savings/Thrifts & Mortgage Lending - 1.48%
26,605	Banc of California, Inc.	366,351

Biotechnology - 5.94%
9,305	Repligen Corp. *	739,654
7,535	PRA Health Sciences, Inc. *	736,245
		1,475,899
Chemicals: Specialty - 1.94%
3,150	Quaker Chemical Corp.	481,572

Computer Services, Software & Systems - 16.80%
13,305	Pegasystems, Inc.	1,000,669
8,565	Qualys, Inc. *	730,851
14,625	Workiva, Inc. Class A *	609,424
12,515	Mimecast, Ltd. (United Kingdom) *	496,971
5,175	Mercury Systems, Inc. *	381,191
8,059	Endava Plc ADR (United Kingdom) *	346,618
19,230	Box, Inc. Class A *	325,372
2,867	AppFolio, Inc. *	278,758
		4,169,854
Consumer Lending - 2.00%
1,378	LendingTree, Inc. *	495,873

Cosmetics - 3.86%
12,379	Inter Parfums, Inc.	958,506

Diversified Materials & Processing - 1.15%
1,885	Cabot Microelectronics Corp.	284,861

Education Services - 1.89%
15,342	Chegg, Inc. *	470,386

Engineering & Contracting Services - 1.84%
4,400	TopBuild Corp. *	457,292

Financial Data & Systems - 3.87%
24,535	Evo Payments, Inc. Class A *	697,530
12,815	I3 Verticals, Inc. *	262,067
		959,597
Foods - 3.16%
4,110	J&J Snack Foods Corp.	784,024

Health Care: Misc. - 1.39%
4,685	Medpace Holdings, Inc. *	344,957

Health Care Services - 4.01%
10,930	Tabula Rasa HealthCare, Inc. *	556,774
11,145	Bio Telemetry, Inc. *	438,667
		995,441
Insurance: Multi-Line - 1.12%
5,410	Goosehead Insurance, Inc. Class A *	276,884

Manufactured Housing - 2.83%
24,925	Skyline Champion Corp. *	703,633

Medical & Dental Instruments & Supplies - 3.20%
7,370	Neogen Corp. *	479,492
9,120	LeMaitre Vascular, Inc.	315,552
		795,044
Medical Equipment - 5.74%
7,335	Integer Holdings Corp. *	568,022
3,790	Conmed Corp.	416,976
18,726	Lantheus Holdings, Inc. *	390,437
1,707	Tactile Systems Technology, Inc. *	50,825
		1,426,260
Medical Services - 1.72%
18,670	NeoGenomics, Inc. *	428,103

Oil Well Equipment & Services - 1.74%
56,841	Select Energy Services, Inc. Class A *	431,991

Pharmaceuticals - 3.09%
8,515	Cambrex Corp. *	508,601
3,200	Heska Corp. *	259,264
		767,865
Restaurants - 0.83%
4,869	Bj's Restaurants, Inc.	206,026

Scientific Instruments: Gauges & Meters - 2.60%
2,834	Mesa Laboratories, Inc.	645,444

Semiconductors & Components - 1.60%
3,750	Silicon Laboratories, Inc. *	398,400

Specialty Retail - 2.35%
6,630	SiteOne Landscape Supply, Inc. *	583,838

Textiles, Apparel & Shoes - 1.95%
11,733	Steven Madden Ltd.	483,165

Truckers - 2.47%
6,012	SAIA, Inc. *	313,449
13,810	Marten Transport, Ltd.	299,124
		612,573
Utilities: Telecommunications - 1.05%
4,455	Cogent Communications Holdings, Inc.	261,241

TOTAL FOR COMMON STOCKS (Cost $20,319,686) - 96.85%		24,045,855

SHORT TERM INVESTMENT - 3.00%
745,877	First American Government Obligation Fund - Class Z 1.70% ** (Cost $745,877)	745,877

TOTAL INVESTMENTS (Cost $21,065,563) - 99.85%		24,791,732

OTHER ASSETS LESS LIABILITIES - 0.15%		36,032

NET ASSETS - 100.00%		$ 24,827,764

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at October 31, 2019
***At October 31, 2019 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $21,065,563 amounted to $3,726,169.

1. SECURITY TRANSACTIONS
At October 31, 2019 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $21,065,563 amounted to $3,726,169.

2. SECURITY VALUATION

All investments in securities are recorded at their estimated fair value. The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuating the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following table summarizes the inputs used to value the fund’s assets measured at fair value as of October 31, 2019:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$24,045,855	$0	$0	$24,045,855
Short Term Investment	$745,877	$0	$0	$745,877
Total	$24,791,732	$0	$0	$24,791,732

Ranger Funds Investment Trust
Ranger Micro Cap Fund
Schedule of Investments
10/31/2019(Unaudited)

Shares

COMMON STOCKS - 92.44%

Banks: Diversified - 5.45%
10,318	Triumph Bancorp, Inc. *	$ 334,819
18,010	Capstar Financial Holdings, Inc.	304,549
15,375	Atlantic Capital Bancshares, Inc. *	286,744
		926,112
Banks: Savings/Thrifts & Mortgage Lending - 1.85%
22,900	Banc of California, Inc.	315,333

Biotechnology - 4.22%
9,185	ANI Pharmaceuticals, Inc. *	717,440

Computer Services, Software & Systems - 14.30%
18,450	Simulations Plus, Inc.	653,315
30,380	OneSpan, Inc. *	568,410
10,318	QAD, Inc. Class A	479,581
70,745	Zix Corp. *	467,624
8,790	Model N, Inc. *	261,854
		2,430,784
Diversified Materials & Processing - 3.23%
53,590	LiqTech International, Inc. *	387,992
8,430	Insteel Industries, Inc.	160,760
		548,752
Electronic Components - 2.81%
7,680	NVE Corp. *	478,080

Financial Data & Systems - 3.57%
29,690	I3 Verticals, Inc. *	607,160

Health Care Services - 3.48%
11,620	Tabula Rasa HealthCare, Inc. *	591,923

Homebuilding - 4.26%
71,886	Green Brick Partners, Inc. *	723,892

Medical & Dental Instruments & Supplies - 9.45%
5,902	Utah Medical Products, Inc.	604,778
30,115	BioLife Solutions, Inc. *	512,256
14,140	LeMaitre Vascular, Inc.	489,244
		1,606,278
Medical Equipment - 10.16%
28,002	iRadimed Corp. *	707,051
21,093	Lantheus Holdings, Inc. *	439,789
8,938	Tactile Systems Technology, Inc. *	405,964
8,440	IntriCon Corp. *	174,539
		1,727,343
Medical Services - 1.39%
10,290	NeoGenomics, Inc. *	235,950

Metal Fabricating - 2.42%
4,440	Omega Flex, Inc.	412,254

Oil:Crude Producers - 1.04%
12,449	Panhandle Oil and Gas, Inc.	176,651

Pharmaceuticals - 2.43%
5,095	Heska Corp. *	412,797

Restaurants - 3.30%
7,171	BJ's Restaurants, Inc.	283,900
28,693	J. Alexander's Holdings, Inc. *	276,887
		560,787
Scientific Instruments: Control & Filter - 5.67%
31,775	NAPCO Security Technologies, Inc. *	964,689

Scientific Instruments: Electrical - 3.65%
16,410	Allied Motion Technologies, Inc.	621,283

Scientific Instruments: Gauges & Meters - 3.56%
2,659	Mesa Laboratories, Inc.	605,587

Specialty Retail - 3.87%
7,225	America's Car-Mart, Inc. *	657,403

Truckers - 2.33%
25,803	Covenant Transportation Group, Inc. Class A *	396,592

TOTAL FOR COMMON STOCKS (Cost $15,434,965) - 92.44%		15,717,090

EXCHANGE TRADED FUND - 3.04%
2,605	iShares Russell 2000 Growth ETF	517,119
TOTAL FOR EXCHANGE TRADED FUND (Cost $518,926) - 3.04%		517,119

SHORT TERM INVESTMENT - 4.42%
751,479	First American Government Obligation Fund - Class Z 1.70% ** (Cost $751,479)	751,479

TOTAL INVESTMENTS (Cost $16,705,370) - 99.90%		16,985,688

OTHER ASSETS LESS LIABILITIES - 0.10%		17,820

NET ASSETS - 100.00%		$ 17,003,508

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at October 31, 2019.
***At October 31, 2019 the net unrealized depreciation on investments, based on cost for federal income tax purposes of $16,705,370 amounted to $280,318.

1. SECURITY TRANSACTIONS
At October 31, 2019 the net unrealized depreciation on investments, based on cost for federal income tax purposes of $16,705,370 amounted to $280,318.

2. SECURITY VALUATION

All investments in securities are recorded at their estimated fair value. The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuating the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following table summarizes the inputs used to value the fund’s assets measured at fair value as of October 31, 2019:

Valuation Inputs of Assets	Level 1	Level 2
Common Stocks	$15,717,090	$0
Exchange Traded Fund	$517,119	$0
Short Term Investment	$751,479	$0
Total	$16,985,688	$0

	RANGER FUNDS INVESTMENT TRUST
	RG TACTICAL MARKET NEUTRAL FUND
	SCHEDULE OF INVESTMENTS
	10/31/2019(Unaudited)

Shares		Value

COMMON STOCKS - 75.67%

Aerospace & Defense - 0.76%
399	AAR Corp.	$ 16,658
17	Lockheed Martin Corp.	6,404
26	L3Harris Technologies, Inc.	5,364
94	Textron, Inc.	4,332
		32,758
Air Freight & Logistics - 0.94%
279	Forward Air Corp.	19,298
44	FedEx Corp.	6,717
45	United Parcel Service, Inc. Class B	5,183
65	Expeditors International of Washington, Inc. *	4,741
56	C.H. Robinson Worldwide, Inc.	4,236
		40,175
Auto Components - 0.80%
374	Standard Motor Products, Inc.	19,582
206	Dorman Products, Inc. *	14,822
		34,404
Automobiles - 0.09%
441	Ford Motor Co.	3,788

Banks - 10.15%
845	Customers Bancorp, Inc. *	19,925
799	Opus Bank	19,807
474	Columbia Banking System, Inc.	18,628
211	Tompkins Financial Corp.	18,465
603	United Community Banks, Inc.	18,217
995	Old National Bancorp	17,905
450	NBT Bancorp, Inc.	17,888
508	Great Western Bancorp, Inc.	17,714
1,122	Brookline Bancorp, Inc.	17,615
717	Simmons First National Corp.	17,151
835	First Midwest Bancorp, Inc.	17,151
449	S&T Bancorp, Inc. *	16,907
811	CVB Financial Corp.	16,852
312	Banner Corp.	16,842
1,176	Hope Bancorp, Inc.	16,782
486	National Bank Holdings Corp. Class A	16,718
705	First Financial Bancorp.	16,525
1,456	Boston Private Financial Holdings, Inc.	16,380
558	Central Pacific Financial Corp.	16,137
1,524	First BanCorp. (Puerto Rico)	16,032
758	OFG Bancorp (Puerto Rico)	15,395
240	Bank of America Corp.	7,505
42	J.P. Morgan Chase & Co.	5,247
35	PNC Financial Services Group, Inc.	5,134
99	Wells Fargo & Co.	5,111
73	SunTrust Banks, Inc	4,989
92	BB&T Corp.	4,881
31	M&T Bank Corp.	4,852
99	Zions Bancorp NA	4,798
66	Citigroup, Inc.	4,743
162	Fifth Third Bancorp	4,711
82	U.S. Bancorp	4,676
328	Huntington Bancshares, Inc.	4,635
275	People's United Financial, Inc.	4,447
67	Comerica, Inc.	4,383
		435,148
Beverages - 0.49%
60	Coca-Cola Consolidated, Inc.	16,462
25	Constellation Brands, Inc. Class A	4,758
		21,220
Building Products - 0.89%
461	Universal Forest Products, Inc. *	23,216
84	Fortune Brands Home & Security, Inc.	5,044
43	Allegion PLC (Ireland)	4,990
112	Johnson Controls International PLC	4,853
		38,103
Capital Markets - 2.42%
430	INTL FCStone, Inc. *	17,200
219	Piper Jaffray Cos.	17,200
15	BlackRock, Inc.	6,925
23	S&P Global, Inc.	5,934
23	MSCI, Inc.	5,395
80	State Street Corp.	5,286
24	Goldman Sachs Group, Inc.	5,121
51	Northern Trust Corp.	5,084
24	CME Group, Inc.	4,938
42	Cboe Global Markets, Inc.	4,836
51	Intercontinental Exchange, Inc.	4,810
104	Morgan Stanley	4,789
101	Bank of New York Mellon Corp.	4,722
55	Raymond James Financial, Inc.	4,592
54	Affiliated Managers Group, Inc.	4,313
92	Franklin Resources, Inc.	2,535
		103,680
Chemicals - 3.23%
608	Innophos Holdings, Inc.	19,833
184	Stepan Co.	17,980
171	Balchem Corp. *	17,307
1,402	FutureFuel Corp.	17,287
184	Innospec, Inc. *	16,810
387	Hawkins, Inc.	16,544
15	The Sherwin-Williams Co.	8,585
44	Celanese Corp. Class A	5,331
26	Ecolab, Inc.	4,994
55	LyondellBasell Industries N.V. Class A	4,934
62	Eastman Chemical Co.	4,714
66	DuPont De Nemours, Inc. *	4,350
		138,669
Commercial Services & Supplies - 2.46%
330	Brady Corp.	18,592
91	UniFirst Corp.	18,276
197	Tetra Tech, Inc.	17,232
268	US Ecology, Inc.	16,678
240	Viad Corp.	14,645
22	Cintas Corp. *	5,911
54	Republic Services, Inc.	4,725
123	Rollins, Inc.	4,687
41	Waste Management, Inc.	4,601
		105,347
Communications Equipment - 0.73%
1,158	Viavi Solutions, Inc. *	18,482
35	F5 Networks, Inc. *	5,043
28	Motorola Solutions, Inc.	4,657
119	Juniper Networks, Inc.	2,953
		31,135
Computers & Peripherals - 0.20%
24	Apple, Inc.	5,970
148	HP, Inc.	2,571
		8,541
Construction & Engineering - 0.81%
461	MYR Group, Inc. *	15,863
223	Comfort Systems USA, Inc	11,242
185	Quanta Services, Inc.	7,779
		34,884
Consumer Finance - 0.54%
162	First Cash, Inc.	13,671
52	Capital One Financial Corp.	4,849
57	Discover Financial Services	4,575
		23,095
Containers & Packaging - 0.29%
164	International Paper Co.	7,163
47	Packaging Corp. of America	5,145
		12,308
Distributors - 0.11%
48	Genuine Parts Co.	4,924

Diversified Consumer Services - 0.47%
839	Career Education Corp. *	11,880
372	American Public Education, Inc. *	8,080
		19,960
Diversified Financial Services - 0.17%
34	Berkshire Hathaway, Inc. *	7,228

Diversified Telecommunication Services - 1.13%
289	Atn International, Inc.	17,117
268	Cogent Communications Holdings, Inc.	15,716
212	AT&T, Inc.	8,160
125	Verizon Communications, Inc.	7,559
		48,552
Electric Utilities - 1.03%
253	El Paso Electric Co.	16,878
147	Exelon Corp.	6,687
24	NextEra Energy, Inc.	5,720
151	PPL Corp.	5,057
77	Evergy, Inc.	4,921
52	Duke Energy Corp.	4,901
		44,164
Electrical Equipment - 0.86%
306	Encore Wire Corp.	17,197
367	Azz, Inc.	14,236
60	Eaton Corporatopm PLC	5,227
		36,660
Electronic Equipment, Instruments & Components - 1.39%
230	ePlus, Inc. *	17,970
1,026	Park Aerospace Corp.	17,432
519	ScanSource, Inc. *	16,763
52	TE Connectivity Ltd. (Switzerland)	4,654
97	Corning, Inc.	2,874
		59,693
Energy Equipment & Services - 1.05%
1,384	Exterran Corp. *	17,535
353	Seacor Holdings, Inc. *	15,147
2,352	Gulf Island Fabrication, Inc. *	12,325
		45,007
Entertainment - 0.53%
508	Marcus Corp.	18,339
35	The Walt Disney Co. *	4,547
		22,886
Food & Staples Retailing - 0.93%
637	Andersons, Inc.	11,734
27	Costco Wholesale Corp.	8,022
98	Sysco Corp.	7,827
131	Walgreens Boots Alliance, Inc.	7,176
42	Walmart Inc.	4,925
		39,684
Food Products - 2.62%
201	John B Sanfilippo & Son, Inc.	21,330
104	J&J Snack Foods Corp.	19,839
844	Darling Ingredients, Inc. *	16,289
65	J.M. Smucker Co.	6,869
69	Lamb Weston Holdings, Inc.	5,385
81	Kellogg Co.	5,146
35	The Hershey Co.	5,140
31	McCormick & Co., Inc.	4,981
147	Kraft Heinz Co.	4,753
113	Archer Daniels Midland Co.	4,751
57	Tyson Foods, Inc. Class A	4,719
111	Hormel Foods Corp.	4,539
85	General Mills, Inc.	4,323
157	Conagra Brands, Inc.	4,247
		112,311
Gas Utilities - 0.76%
237	Northwest Natural Holdings Co.	16,438
503	South Jersey Industries, Inc.	16,177
		32,615
Health Care Equipment & Supplies - 1.48%
196	Conmed Corp.	21,564
329	Orthofix Medical, Inc. *	13,828
60	Zimmer Biomet Holdings, Inc.	8,294
39	ResMed, Inc.	5,769
24	Stryker Corp.	5,190
107	Boston Scientific Corp. *	4,462
211	Merit Medical Systems, Inc. *	4,358
		63,465
Health Care Providers & Services - 2.31%
306	Providence Service Corp. *	19,544
218	Addus HomeCare Corp. *	18,358
189	CorVel Corp. *	14,954
27	Humana, Inc.	7,943
55	Universal Health Services, Inc. Class B	7,560
26	Anthem, Inc.	6,996
22	UnitedHealth Group, Inc.	5,559
35	HCA Healthcare, Inc.	4,674
46	Quest Diagnostics, Inc.	4,658
28	Laboratory Corp. of America Holdings *	4,614
68	Henry Schein, Inc. *	4,256
		99,116
Health Care Technology - 0.41%
623	HealthStream, Inc. *	17,481

Hotels, Restaurants & Leisure - 1.42%
935	Bloomin' Brands, Inc.	18,522
379	Monarch Casino & Resort, Inc. *	16,369
735	Ruth's Hospitality Group, Inc.	15,126
156	Carnival Corp.	6,691
51	Starbucks Corp.	4,313
		61,021
Household Durables - 1.10%
560	M/I Homes, Inc. *	24,741
444	M.D.C. Holdings, Inc.	17,187
57	Garmin Ltd. (Switzerland)	5,344
		47,272
Household Products - 0.64%
605	Central Garden & Pet Co. *	18,162
36	Kimberly-Clark Corp.	4,784
64	Church & Dwight Co., Inc.	4,476
		27,422
Industrial Conglomerates - 0.39%
477	Raven Industries, Inc.	16,638

Insurance - 7.38%
955	Ambac Financial Group, Inc. *	19,578
193	RLI Corp.	18,783
401	Horace Mann Educators Corp.	17,468
178	Safety Insurance Group, Inc.	17,302
421	Stewart Information Services Corp.	17,227
635	Universal Insurance Holdings, Inc. *	17,215
437	ProAssurance Corp.	17,139
256	Amerisafe, Inc.	16,264
382	Employers Holdings, Inc.	16,174
350	United Fire Group, Inc.	15,932
223	Selective Insurance Group, Inc.	15,414
1,615	Third Point Reinsurance, Ltd. (Bermuda) *	15,326
1,247	United Insurance Holdings Corp.	15,288
359	James River Group Holdings, Ltd. (Bermuda)	12,856
68	Cincinnati Financial Corp.	7,698
79	Globe Life, Inc.	7,689
73	Prudential Financial, Inc.	6,653
90	Progressive Corp.	6,273
22	Everest Re Group, Ltd. (Bermuda)	5,656
42	Assurant, Inc.	5,295
34	Chubb Ltd. (Switzerland)	5,182
46	Allstate Corp.	4,895
51	Arthur J Gallagher & Co.	4,652
80	Hartford Financial Services Group, Inc.	4,566
82	Aflac, Inc.	4,359
93	MetLife, Inc.	4,351
82	American International Group, Inc.	4,343
33	Travelers Cos., Inc.	4,325
79	Principal Financial Group, Inc.	4,217
84	Loews Corp.	4,116
		316,236
Internet & Catalog Retail - 0.38%
8	Booking Holdings, Inc. *	16,390

IT Services - 4.11%
250	ManTech International Corp.	19,795
472	Perficient, Inc. *	18,502
264	ExlsService Holdings, Inc. *	18,382
594	Sykes Enterprises, Inc. *	18,352
361	TTEC Holdings, Inc.	17,101
510	EVERTEC, Inc. (Puerto Rico)	15,601
381	Virtusa Corp. *	14,204
60	Global Payments, Inc.	10,151
20	Mastercard, Inc.	5,536
48	Fiserv, Inc. *	5,095
28	Visa, Inc. Class A	5,008
38	Fidelity National Information Services, Inc.	5,007
35	Jack Henry & Associates, Inc.	4,955
38	Broadridge Financial Solutions, Inc.	4,758
29	Automatic Data Processing, Inc.	4,705
55	Paychex, Inc.	4,600
24	VeriSign, Inc. *	4,560
		176,312
Life Sciences Tools & Services - 0.43%
11	Mettler-Toledo International, Inc. *	7,754
19	Thermo Fisher Scientific, Inc.	5,738
33	IQVIA Holdings, Inc. *	4,766
		18,258
Machinery - 3.76%
484	SPX Corp. *	22,041
367	Franklin Electric Co., Inc.	19,763
173	Alamo Group, Inc.	18,522
316	Barnes Group, Inc.	18,470
213	Albany International Corp. Class A	17,888
206	ESCO Technologies, Inc.	17,405
185	Watts Water Technologies, Inc. Class A	17,251
481	Hillenbrand, Inc.	14,810
68	PACCAR, Inc.	5,172
29	Cummins, Inc.	5,002
39	Ingersoll-Rand PLC	4,949
		161,273
Media - 0.73%
511	Scholastic Corp.	19,674
159	Comcast Corp. Class A	7,126
57	Omnicom Group, Inc.	4,400
		31,200
Metals & Mining - 0.35%
267	Materion Corp.	15,176

Multi-Utilities - 0.92%
364	Avista Corp.	17,483
244	CenterPoint Energy, Inc.	7,093
54	Consolidated Edison, Inc.	4,980
77	Public Service Enterprise Group, Inc.	4,875
38	DTE Energy Co.	4,838
		39,269
Oil, Gas & Consumable Fuels - 1.00%
744	Par Pacific Holdings, Inc. *	16,852
46	Phillips 66	5,374
39	Chevron Corp.	4,529
223	Kinder Morgan, Inc.	4,455
64	Exxon Mobil Corp.	4,324
91	Occidental Petroleum Corp.	3,686
164	The Williams Cos., Inc.	3,659
		42,879
Paper & Forest Products - 0.87%
500	Schweitzer-Mauduit International, Inc.	20,245
266	Neenah, Inc.	17,157
		37,402
Personal Products - 0.46%
254	Inter Parfums, Inc.	19,667

Pharmaceuticals - 0.52%
387	Phibro Animal Health Corp.	9,272
41	Zoetis, Inc.	5,245
44	Eli Lilly and Co.	5,014
75	Pfizer, Inc.	2,878
		22,409
Professional Services - 1.69%
768	TrueBlue, Inc. *	17,587
266	Exponent, Inc.	16,899
631	Kelly Services, Inc. Class A	15,150
1,004	Resources Connection, Inc.	14,709
239	Forrester Research, Inc. *	8,241
		72,586
Road & Rail - 0.83%
870	Heartland Express, Inc.	18,183
39	Norfolk Southern Corp.	7,098
40	Kansas City Southern	5,631
28	Union Pacific Corp.	4,633
		35,545
Semiconductors & Semiconductor Equipment - 0.49%
1,111	DSP Group, Inc. *	16,565
41	Analog Devices, Inc.	4,372
		20,937
Software - 1.93%
139	MicroStrategy, Inc. Class A *	21,302
720	Agilysys, Inc. *	18,137
324	SPS Commerce, Inc. *	17,098
397	Progress Software Corp.	15,832
36	Microsoft Corp.	5,161
20	Intuit, Inc.	5,150
		82,680
Specialty Retail - 0.24%
24	The Home Depot, Inc.	5,630
82	The TJX Cos., Inc.	4,727
		10,357
Textiles, Apparel & Luxury Goods - 0.42%
611	Wolverine World Wide, Inc.	18,134

Thrifts & Mortgage Finance - 3.29%
591	Meta Financial Group, Inc.	18,711
508	Flagstar Bancorp, Inc.	18,461
1,066	Northfield Bancorp, Inc.	18,133
964	Oritani Financial Corp.	17,988
2,038	TrustCo Bank Corp. NY	17,608
889	Dime Community Bancshares, Inc.	17,149
680	Provident Financial Services, Inc.	16,966
960	Northwest Bancshares, Inc.	16,195
		141,211
Tobacco - 0.35%
274	Universal Corp.	15,015

Trading Companies & Distributors - 0.79%
293	Applied Industrial Technologies, Inc.	17,533
275	Kaman Corp.	16,134
		33,667
Water Utilities - 0.91%
222	American States Water Co.	21,119
318	California Water Service Group	17,798
		38,917
Wireless Telecommunication Services - 0.22%
787	Spok Holdings, Inc.	9,365

TOTAL FOR COMMON STOCKS (Cost $3,186,567) - 75.67%		$ 3,244,239

REAL ESTATE INVESTMENT TRUSTS 15.53%

Equity Real Estate Investment Trust - 12.02%
191	Universal Health Realty Income Trust	$ 22,773
1,387	Independence Realty Trust, Inc.	21,360
416	Community Healthcare Trust, Inc.	20,143
899	Easterly Government Properties, Inc.	20,066
1,092	Kite Realty Group Trust	19,460
565	National Storage Affiliates Trust	19,306
783	Urstadt Biddle Properties, Inc. Class A	19,050
2,214	Franklin Street Properties Corp.	19,040
613	Washington Real Estate Investment Trust	19,015
1,739	Lexington Realty Trust	18,920
1,321	Whitestone REIT	18,811
999	Armada Hoffler Properties, Inc.	18,721
360	LTC Properties, Inc.	18,666
553	Getty Realty Corp.	18,548
364	American Assets Trust, Inc.	17,821
616	Four Corners Property Trust, Inc.	17,649
943	Retail Opportunity Investments Corp.	17,601
620	Acadia Realty Trust	17,348
709	CareTrust REIT, Inc	17,186
882	Global Net Lease, Inc.	17,181
798	Xenia Hotels & Resorts, Inc.	16,798
313	Saul Centers, Inc.	16,758
1,677	DiamondRock Hospitality Co.	16,736
905	Chatham Lodging Trust	16,335
377	Park Hotels & Resorts, Inc.	8,765
19	Essex Property Trust, Inc.	6,216
23	SBA Communications Corp.	5,535
180	Weyerhaeuser Co.	5,258
24	American Tower Corp.	5,234
24	AvalonBay Communities, Inc.	5,224
23	Public Storage	5,126
57	Prologis, Inc.	5,002
99	UDR, Inc.	4,975
43	Extra Space Storage, Inc.	4,828
57	SL Green Realty Corp.	4,765
31	Simon Property Group, Inc.	4,671
256	Host Hotels & Resorts, Inc.	4,196
		515,086
Mortgage Real Estate Investment Trust - 2.90%
758	PennyMac Mortgage Investment Trust	$ 17,351
2,728	New York Mortgage Trust, Inc.	17,077
895	Apollo Commercial Real Estate Finance, Inc.	16,378
1,002	Redwood Trust, Inc.	16,373
868	Granite Point Mortgage Trust, Inc.	16,145
1,013	Invesco Mortgage Capital, Inc.	15,945
896	ARMOUR Residential REIT, Inc.	14,990
1,295	Capstead Mortgage Corp.	10,010
		124,269
Real Estate Management & Development - 0.61%
532	Marcus & Millichap, Inc. *	19,003
136	CBRE Group, Inc. *	7,283
		26,286

TOTAL FOR REAL ESTATE INVESTMENT TRUSTS (Cost $627,066) - 15.53%		$ 665,641

EXCHANGE TRADED FUNDS - 9.38%
1,417	iShares Edge MSCI Min Vol Japan ETF *	98,818
1,044	iShares Edge MSCI Min Vol EAFE ETF *	78,352
2,298	iShares Edge MSCI Min Vol Europe ETF *	60,075
903	iShares MSCI EAFE Small-Cap ETF *	53,801
533	iShares MSCI Japan Small-Cap ETF *	39,810
702	iShares MSCI Europe Small-Cap ETF *	36,002
897	First Trust Eurozone AlphaDEX ETF (United Kingdom)	35,100
		401,958

TOTAL FOR EXCHANGE TRADED FUNDS (Cost $384,394) - 9.38%		$ 401,958

SHORT-TERM INVESTMENT - 0.40%
17,112	First American Government Obligation Fund - Class Z 1.70% ** (Cost $17,112)	$ 17,112

TOTAL INVESTMENTS (Cost $4,215,139) *** - 100.98%		$ 4,328,950

INVESTMENTS IN SECURITIES SOLD SHORT, AT VALUE (Proceeds $2,880,705) - (68.11%)		$ (2,919,855)

OTHER ASSETS LESS LIABILITIES (INCLUDING DEPOSITS FOR SECURITIES SOLD SHORT) - 67.13%		2,877,943

NET ASSETS - 100.00%		$ 4,287,038

* Non-income producing securities during the period.
** The rate shown represents the yield at October 31, 2019.
*** Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $1,334,434, and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
Gross Unrealized Appreciation (Tax) $ 225,364
Gross Unrealized Depreciation (Tax) (150,703)
Total $74,661
(a) Substantially all long term securities are held as collateral for securities sold short. Total value of collateral for securities sold short is $4,071,854.

1. SECURITY TRANSACTIONS
At October 31, 2019 the net unrealized depreciation on investments, based on aggregate cost for federal income tax purposes of $1,334,434 amounted to $74,661.

2. SECURITY VALUATION

All investments in securities are recorded at their estimated fair value. The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuating the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following table summarizes the inputs used to value the fund’s assets measured at fair value as of October 31, 2019:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$3,244,239	$0	$0	$3,244,239
Real Estate Investment Trust	$665,641	$0	$0	$665,641
Exchange Traded Fund	$401,958	$0	$0	$401,958
Short Term Investment	$17,112	$0	$0	$17,112
Total	$4,328,950	$0	$0	$4,328,950

Valuation Inputs of Securities Sold Short	Level 1	Level 2	Level 3	Total
Exchange Traded Fund	($2,919,855)	$0	$0	($2,919,855)
Total	($2,919,855)	$0	$0	($2,919,855)

	RANGER FUNDS INVESTMENT TRUST
	RG TACTICAL MARKET NEUTRAL FUND
	SCHEDULE OF SECURITIES SOLD SHORT
	10/31/2019(Unaudited)

Shares		Value

INVESTMENTS IN SECURITIES SOLD SHORT - (68.11%)

EXCHANGE TRADED FUNDS - (68.11%)
(1,040)	iShares MSCI Japan ETF *	$ (61,027)
(1,297)	iShares MSCI EAFE ETF *	(87,444)
(2,141)	iShares Europe ETF *	(95,981)
(3,553)	Invesco S&P 500 Equal Weight ETF	(388,734)
(14,710)	Ishares Russell 2000 ETF	(2,286,669)
TOTAL FOR EXCHANGE TRADED FUNDS (Cost $2,880,705) - (68.11%)		(2,919,855)

TOTAL INVESTMENTS IN SECURITIES SOLD SHORT (Proceeds $2,880,705) - (68.11%)		$ (2,919,855)

* Non-income producing security during the period.

ITEM 2. CONTROLS AND PROCEDURES.

   (a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

   (b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ranger Funds Investment Trust

By /s/ Kenneth Scott Canon

     Kenneth Scott Canon

     President (Principal Executive Officer)

Date December 26, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Kenneth Scott Canon

     Kenneth Scott Canon

     President (Principal Executive Officer)

Date December 26, 2019

By /s/ Joseph W. Thompson

     Joseph W. Thompson

     Treasurer and Chief Financial Officer (Principal Financial Officer)

Date December 26, 2019